Vessels, Net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Balance	$ 1,318,656	$ 1,348,251
Cost
Property, Plant and Equipment [Line Items]
Balance	1,708,356	1,704,702	$ 1,687,274
Additions/ (Depreciation)	3,654	102,637
Disposals		(77,922)
Impairment loss		(7,287)
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(389,700)	(356,451)	(303,669)
Additions/ (Depreciation)	(33,249)	(63,935)
Disposals		11,153
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	1,318,656	1,348,251	$ 1,383,605
Additions/ (Depreciation)		38,702
Additions/ (Depreciation)	$ (29,595)
Disposals		(66,769)
Impairment loss		$ (7,287)